Note 5 - Revision of Prior Period Financial Statement (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Description of nature of accounting errors in prior periods [text block]
	As previously reported	Adjustment	As revised
Trade and other receivables	$664,528	$(5,684)	$658,844
Gas in storage	11,812	(9,470)	2,342
Other current assets	109,697	2,517	112,214
Trade and other payables	(583,655)	(6,363)	(590,018)
Deferred revenue	(41,684)	2,974	(38,710)
Income tax payable	(7,304)	1,818	(5,486)
Deficit	$(1,066,931)	$(14,208)	$(1,081,139)